REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Additional paid in capital	$ 115,784,488	$ 113,092,026
Accumulated deficit	(115,804,530)	(107,059,237)
Accumulated deficit	$ 115,804,530	107,059,237
Previously Reported [Member]
Additional paid in capital		114,259,830
Accumulated deficit		(108,227,041)
Accumulated deficit		108,227,041
Revised [Member]
Additional paid in capital		113,092,026
Accumulated deficit		(107,059,237)
Accumulated deficit		107,059,237
Adjustment [Member]
Additional paid in capital		(1,167,804)
Accumulated deficit		(1,167,804)
Accumulated deficit		$ 1,167,804